Premium income and premiums paid to reinsurers (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Premium Income

	2019	2018	2017
Life insurance	15,926	16,969	19,952
Non-life insurance	2,212	2,346	2,874
Total premium income	18,138	19,316	22,826

- Accident and health insurance	1,823	1,979	2,511
- General insurance	390	367	363
Non-life insurance premium income	2,212	2,346	2,874

Summary of Premiums Paid to Reinsurers

	2019	2018	2017
Life insurance	2,276	2,500	3,214
Non-life insurance	158	163	217
Total premiums paid to reinsurers	2,434	2,663	3,431

- Accident and health insurance	138	152	205
- General insurance	19	11	13
Non-life insurance paid to reinsurers	158	163	217